Redeemable Convertible Preferred and Pre-IPO Class B Ordinary Shares - Summary of Change Balance of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 25, 2018	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Beginning Balance	¥ 407,928,000		¥ 407,928,000
Accretion of preferred shares			6,563,000
Foreign exchange			19,667,000
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(434,158,000)
Series A Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	151,045,000		151,045,000
Accretion of preferred shares			6,563,000
Foreign exchange			7,487,000
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(165,095,000)
Class B Ordinary Shares
Temporary Equity [Line Items]
Accretion of preferred shares		¥ 0	0
Founder | Class B Ordinary Shares
Temporary Equity [Line Items]
Beginning Balance	51,376,000		51,376,000
Foreign exchange			2,437,000
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(53,813,000)
Xiaomi Inc | Class B Ordinary Shares
Temporary Equity [Line Items]
Beginning Balance	205,507,000		205,507,000
Foreign exchange			¥ 9,743,000
Conversion of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	¥ (215,250,000)